Schedule of Annual Rates at Depreciation (Details)	Dec. 31, 2024
Computers and Electronics Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	10.00%
Computers and Electronics Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	33.00%
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	15.00%
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	10.00%